Income Taxes - Schedule of Provision for Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision for Income Tax [Abstract]
Current income tax expenses		$ 19,636	$ 11,243
Deferred income tax (benefits) expenses	(397)	(4,798)	105
Total income tax expenses (benefits)	$ (397)	$ 14,838	$ 11,348